Cover	Oct. 19, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2022
Entity Registrant Name	ABBOTT LABORATORIES
Entity Incorporation, State or Country Code	IL
Entity File Number	1-2189
Entity Tax Identification Number	36-0698440
Entity Address, Address Line One	100 Abbott Park Road
Entity Address, City or Town	Abbott Park
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60064-6400
City Area Code	224
Local Phone Number	667-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, Without Par Value
Trading Symbol	ABT
Entity Emerging Growth Company	false
Entity Central Index Key	0000001800
Amendment Flag	false
Security Exchange Name	NYSE